Segments of Operations - Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2026		Jun. 30, 2025		Jun. 30, 2026		Jun. 30, 2025		Dec. 31, 2025
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	$ 4,156		$ 3,040		$ 8,467		$ 5,855
Cost of revenues	7,135		6,280		14,034		12,144
Cost of revenues – Impairment of intangible assets	40,695				40,695
Segment gross profit (loss)	(43,674)		(3,240)		(46,262)		(6,289)
Research and development, net	4,707		4,834		9,505		9,812
Sales and marketing	1,900		1,239		4,064		2,178
General and administrative	5,444		5,127		10,684		10,265
Other segment items	(248)	[1]	51	[2]	(480)	[3]	37	[2]
Segment operating loss	(55,477)		(14,491)		(70,035)		(28,581)
Financial income (expense), net	(61)		(149)		308		616
Loss before taxes on income	(55,538)		(14,640)		(69,727)		(27,965)
Depreciation expense	314		299		629		586
Amortization expense	2,505		2,653		5,009		5,306
Stock based compensation	869		1,111		1,710		2,277
Total Assets	91,185		184,232		91,185		184,232		$ 162,165
Expenditures for segment’s assets					2,761		1,579
Nanox. ARC [Member]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	162		221		329		254
Cost of revenues	1,948		1,961		3,713		3,570
Cost of revenues – Impairment of intangible assets
Segment gross profit (loss)	(1,786)		(1,740)		(3,384)		(3,316)
Research and development, net	3,565		3,759		7,253		7,546
Sales and marketing	1,445		1,066		3,175		1,885
General and administrative	4,563		4,322		9,037		8,522
Other segment items	(247)	[1]	51	[2]	(507)	[3]	37	[2]
Segment operating loss	(11,112)		(10,938)		(22,342)		(21,306)
Depreciation expense	286		270		576		530
Amortization expense
Stock based compensation	664		882		1,310		1,817
Total Assets	67,551		111,972		67,551		111,972
Expenditures for segment’s assets					2,761		1,569
Radiology Services [Member]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	2,950		2,723		6,055		5,328
Cost of revenues	2,077		2,242		4,785		4,402
Cost of revenues – Impairment of intangible assets
Segment gross profit (loss)	873		481		1,270		926
Research and development, net	28		36		64		65
Sales and marketing	56		110		265		208
General and administrative	458		734		919		1,606
Other segment items		[1]		[2]		[3]		[2]
Segment operating loss	331		(399)		22		(953)
Depreciation expense	3		2		4		4
Amortization expense	495		657		990		1,314
Stock based compensation	157		186		302		370
Total Assets	19,174		18,774		19,174		18,774
Expenditures for segment’s assets							10
AI and Software Solutions [Member]
Schedule of Reportable Operating Segments Based on Net Sales and Operating Loss [Line Items]
Revenues	1,044	[4]	96		2,083	[5]	273
Cost of revenues	3,110		2,077		5,536		4,172
Cost of revenues – Impairment of intangible assets	40,695				40,695
Segment gross profit (loss)	(42,761)		(1,981)		(44,148)		(3,899)
Research and development, net	1,114		1,039		2,188		2,201
Sales and marketing	399		63		624		85
General and administrative	423		71		728		137
Other segment items	(1)	[1]		[2]	27	[3]		[2]
Segment operating loss	(44,696)		(3,154)		(47,715)		(6,322)
Depreciation expense	25		27		49		52
Amortization expense	2,009		1,996		4,019		3,992
Stock based compensation	48		43		98		90
Total Assets	$ 4,460		$ 53,486		4,460		$ 53,486
Expenditures for segment’s assets

[1]	Nanox.ARC – loss from disposal of property and equipment, rent income and remeasurement of a settlement with a shareholder.
[2]	Nanox.ARC – loss from disposal of property and equipment and rent income.
[3]	Nanox.ARC - loss from disposal of property and equipment, rent income and remeasurement of a settlement with a shareholder.
[4]	Including $934 thousand related to Nanox Health IT Inc.
[5]	Including $1,844 thousand related to Nanox Health IT Inc.